MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	$ 239,871	$ 223,461
Acquisition	0	4,119
Concessions, taxes and royalties	1,000	1,106
Wages and salaries	2,767	1,342
Drilling, exploration, and technical consulting	2,053	5,616
Assaying, field supplies and environment	1,280	3,045
Travel and other expenditures	927	1,440
Total expenditures	8,027	12,549
Currency translation adjustments	412	(258)
Disposal or write-downs of mineral properties	(4,181)	0
Mineral properties, ending	244,129	239,871
Canada
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	235,690	219,754
Acquisition	0	4,119
Concessions, taxes and royalties	459	443
Wages and salaries	2,734	1,342
Drilling, exploration, and technical consulting	2,002	5,557
Assaying, field supplies and environment	1,275	3,041
Travel and other expenditures	921	1,434
Total expenditures	7,391	11,817
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	243,081	235,690
Canada | Springpole
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	70,398	68,121
Acquisition	0	243
Concessions, taxes and royalties	237	315
Wages and salaries	1,048	443
Drilling, exploration, and technical consulting	657	462
Assaying, field supplies and environment	479	357
Travel and other expenditures	559	457
Total expenditures	2,980	2,034
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	73,378	70,398
Canada | Goldlund Gold
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	93,807	85,103
Acquisition	0	1,196
Concessions, taxes and royalties	2	3
Wages and salaries	928	581
Drilling, exploration, and technical consulting	1,045	4,173
Assaying, field supplies and environment	596	2,125
Travel and other expenditures	226	626
Total expenditures	2,797	7,508
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	96,604	93,807
Canada | Hope Brook
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	18,665	17,595
Acquisition	0	0
Concessions, taxes and royalties	123	21
Wages and salaries	459	186
Drilling, exploration, and technical consulting	136	397
Assaying, field supplies and environment	116	182
Travel and other expenditures	82	284
Total expenditures	916	1,070
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	19,581	18,665
Canada | Cameron Gold
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	26,676	26,017
Acquisition	0	0
Concessions, taxes and royalties	39	38
Wages and salaries	193	108
Drilling, exploration, and technical consulting	57	174
Assaying, field supplies and environment	39	300
Travel and other expenditures	28	39
Total expenditures	356	659
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	27,032	26,676
Canada | Pickle Crow
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	16,496	15,821
Acquisition	0	180
Concessions, taxes and royalties	50	63
Wages and salaries	92	24
Drilling, exploration, and technical consulting	58	313
Assaying, field supplies and environment	36	69
Travel and other expenditures	22	26
Total expenditures	258	495
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	16,754	16,496
Canada | Duquesne
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	5,053	5,023
Acquisition	0	0
Concessions, taxes and royalties	6	1
Wages and salaries	4	0
Drilling, exploration, and technical consulting	27	23
Assaying, field supplies and environment	0	4
Travel and other expenditures	1	2
Total expenditures	38	30
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	5,091	5,053
Canada | Pitt Gold
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	2,080	2,074
Acquisition	0	0
Concessions, taxes and royalties	0	0
Wages and salaries	0	0
Drilling, exploration, and technical consulting	1	5
Assaying, field supplies and environment	0	1
Travel and other expenditures	1	0
Total expenditures	2	6
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	2,082	2,080
Canada | Others
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	2,515	0
Acquisition	0	2,500
Concessions, taxes and royalties	2	2
Wages and salaries	10	0
Drilling, exploration, and technical consulting	21	10
Assaying, field supplies and environment	9	3
Travel and other expenditures	2	0
Total expenditures	44	15
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	2,559	2,515
Mexico
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	3,483	3,004
Acquisition	0	0
Concessions, taxes and royalties	498	624
Wages and salaries	33	0
Drilling, exploration, and technical consulting	51	59
Assaying, field supplies and environment	5	4
Travel and other expenditures	6	5
Total expenditures	593	692
Currency translation adjustments	349	(213)
Disposal or write-downs of mineral properties	(4,181)	0
Mineral properties, ending	244	3,483
Mexico | Others
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	922	703
Acquisition	0	0
Concessions, taxes and royalties	203	245
Wages and salaries	11	0
Drilling, exploration, and technical consulting	32	23
Assaying, field supplies and environment	4	1
Travel and other expenditures	2	2
Total expenditures	252	271
Currency translation adjustments	100	(52)
Disposal or write-downs of mineral properties	(1,030)	0
Mineral properties, ending	244	922
Mexico | Miranda
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	810	760
Acquisition	0	0
Concessions, taxes and royalties	48	76
Wages and salaries	18	0
Drilling, exploration, and technical consulting	9	24
Assaying, field supplies and environment	1	2
Travel and other expenditures	0	0
Total expenditures	76	102
Currency translation adjustments	76	(52)
Disposal or write-downs of mineral properties	(962)	0
Mineral properties, ending	0	810
Mexico | Socorro
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	782	712
Acquisition	0	0
Concessions, taxes and royalties	107	112
Wages and salaries	3	0
Drilling, exploration, and technical consulting	4	8
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	0
Total expenditures	114	120
Currency translation adjustments	77	(50)
Disposal or write-downs of mineral properties	(973)	0
Mineral properties, ending	0	782
Mexico | San Ricardo
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	969	829
Acquisition	0	0
Concessions, taxes and royalties	140	191
Wages and salaries	1	0
Drilling, exploration, and technical consulting	6	4
Assaying, field supplies and environment	0	1
Travel and other expenditures	4	3
Total expenditures	151	199
Currency translation adjustments	96	(59)
Disposal or write-downs of mineral properties	(1,216)	0
Mineral properties, ending	0	969
USA
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	698	703
Acquisition	0	0
Concessions, taxes and royalties	43	39
Wages and salaries	0	0
Drilling, exploration, and technical consulting	0	0
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	1
Total expenditures	43	40
Currency translation adjustments	63	(45)
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	$ 804	$ 698